Annual Notice of Securities Sold Pursuant to Rule 24F-2

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1. Name and address of issuer:  Sentry Variable Life Account I
                                1800 North Point Drive
                                Stevens Point, WI 54481
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2. The name of each series or class of funds for which this Form is filed: N/A
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3. Investment Company Act File Number: 811-04327
   Securities Act File Number: 2-98441
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4(a). Last day of fiscal year for which this Form is filed: December 31, 2003
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4(b). [   ] Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)
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4(c). [   ] Check box if this is the last time the issuer will be filing this Form.
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5. Calculation of registration fee:
   (i)     Aggregate sale price of
           securities sold during the
           fiscal year pursuant to
           section 24(f) :                                      $    911,627.00

   (ii)    Aggregate price of securities
           redeemed or repurchased during
           the fiscal year:                     $ 401,210.49

   (iii)   Aggregate price of securities
           redeemed or repurchased during
           any prior fiscal year ending no
           earlier than October 11, 1995
           that were not previously used
           to reduce registration fees
           payable to the Commission:           $    -0-

   (iv)    Total available redemption
           credits [add items 5(ii) and
           5(iii)]:                                             $    401,210.49

   (v)     Net sales - if Item 5(i) is
           greater than Item 5(iv)
           [subtract Item 5(iv) from
           Item 5(i)]:                                          $    510,416.51

   (vi)    Redemption credits available
           for use in future years - if
           Item 5(i) is less than
           Item 5(iv) [subtract Item 5(iv)
           from Item 5(i)]:                     $     -0-

   (vii)   Multiplier for determining
           registration fee:                                 x         .0001267

   (viii)  Registration fee due [multiply
           Item 5(v) by Item 5(vii)]
           (enter "0" if no fee is due):                       $          64.67
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6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _____________.
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7.  Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                              +$_______________
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8.  Total of the amount of the registration fee due plus any interest due
    [Item 5(viii) plus Item 7]:
                                                              +$          64.67
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9.  Date the registration fee and any interest payment was sent to the
    Commission's lockbox depository:
    Method of Delivery:
                                        [   ] Wire Transfer
                                        [ x ] Mail or other means
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                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.




By:   s/William M. O'Reilly
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       William M. O'Reilly, Secretary


Date: February 6, 2004